Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Summary of Analysis of Finance Income	Finance income is analysed as follows:
	2020	2019	2018
Interest income from financial institutions	171	121	191
Other interest income	146	279	188
Total	317	400	379

Summary of Analysis of Finance Costs

Finance costs are analysed as follows:

	2020	2019	2018
Interest expenses due to financial institutions	1,803	2,864	3,298
Interests expenses related to lease liabilities	2,613	2,635	—
Other interest expenses	1,546	431	498
Financial institution commissions	1,869	1,998	1,784
Total	7,831	7,928	5,580